Debt, Net - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Debt, net	$ 349,503	$ 414,525
Unamortized discount	14,700	19,400
Loan fees	800	1,100
Level 2
Debt Instrument [Line Items]
Long-term debt, fair value	222,700
Term Loan | Secured Debt | Line of Credit
Debt Instrument [Line Items]
Total Debt, net	349,503	364,525
2022 Revolving Note | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Total Debt, net	$ 0	$ 50,000